Form N-1A Cover	Sep. 11, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	true
Amendment Description	Amendment No. 98
Registrant Name	Corgi ETF Trust I
Entity Central Index Key	0002078265
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 11, 2026
Prospectus Date	Sep. 11, 2026